Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Non-Financial Liabilities
24	OTHER NON-FINANCIAL LIABILITIES
The composition of other non-financial liabilities as of December 31, 2021 and 2020 is as follows:

Composition	12/31/2021	12/31/2020
Dividends payables (see note 42)	26,580,415	25,026,108
Withholdings	7,023,603	6,243,685
Salaries, bonuses and payroll taxes payables (see note 25)	6,583,231	7,410,900
Taxes payables	3,215,214	2,699,423
Miscellaneous payables	1,899,490	2,153,568
Retirement pension payment orders pending settlement	423,020	618,157
Fees payables	311,457	760,216
Other	1,554,722	909,244

Total	47,591,152	45,821,301